Non-Current Financial Assets (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Non-Current Financial Assets
Cost at opening balance	kr 3,915	kr 2,225
Additional acquisition	7,064	1,686
Exchange differences	231	4
Net book value	11,210	3,915
Payment of bank guarantee deposits	6,851	3,915
Other non-current receivables	kr 4,359	kr 0